Income Tax (Tables)	6 Months Ended
Jun. 30, 2012
Income Tax [Abstract]
Components of the provision for income taxes

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	$	$	$	$
Current	1,914	(357)	552	(1,841)
Deferred	32	(2,680)	(91)	(3,849)

Income tax recovery (expense)	1,946	(3,037)	461	(5,690)